Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2015
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
- Discount rate for scheme liabilities	2.10%	2.90%	2.50%
- General price inflation	3.00%	3.20%	3.20%
- General salary increase	1.00%	1.00%	1.00%
- Expected rate of pension increase	2.90%	2.90%	2.90%	1.00%
Longevity at 60 for current pensioners, on the valuation date:
- Males	27 years 3 months 18 days	27 years 3 months 18 days	27 years 4 months 24 days
- Females	29 years 9 months 18 days	30 years 1 month 6 days	30 years 1 month 6 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28 years 10 months 24 days	28 years 8 months 12 days	28 years 10 months 24 days
- Females	31 years 3 months 18 days	31 years 7 months 6 days	31 years 8 months 12 days